Inventory, Net (Details) - Schedule of inventory - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Schedule of inventory [Abstract]
Raw materials	$ 989,043	$ 607,661
Finished goods	1,337,731	1,971,334
Inventory valuation allowance	(120,286)	(116,453)
Total inventory, net	$ 2,206,488	$ 2,462,542